CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2021
CONVERTIBLE NOTES
Summary of changes in convertible debt, net of unamortized discount

	2021
Balance at January 1,	RMB	—
Issuance of convertible debt, face value		162,151,500
Debt discount from issuance/sale of ADS shares		(10,823,428)
Debt discount from derivative liability (embedded conversion option)		(129,956,000)
Deferred financing fees		(194,169)
Repayment of convertible debt		—
Conversion of convertible debt into ordinary shares		(39,926,775)
Amortization of debt discount		113,893,971
Exchange rate change on convertible notes face value		(2,296,722)
Convertible debt, net at December 31,	RMB	92,848,377

Summary of covertible notes outstanding

	December 31, 2021				December 31, 2020
			Accrued				Accrued
	Principal		Interest		Principal		Interest
February 2021 $5,000,000 Notes convertible into ADS common stock at $14.00 per share, 6% interest, due February 2022	RMB	32,195,500	RMB	12,388,301		—		—
March 2021 $20,000,000 Notes convertible into ADS common stock, 6% interest, due March 2022	RMB	129,956,000	RMB	6,201,653
Penalties on notes in default		—		—		—		—
Repayment of convertible debt	RMB	(39,926,775)	RMB	(17,652,626)
Exchange rate change on convertible notes face value	RMB	(2,296,722)	RMB	—
Total Convertible Notes Payable, Net	RMB	119,928,003	RMB	937,328	RMB	—	RMB	—
Less: Debt Discount		(27,079,626)		—		—		—
	RMB	92,848,377	RMB	937,328	RMB	—	RMB	—